Summary of Derivative Instruments Designated in Qualifying Hedge Accounting Relationships (Details) - CAD ($) $ in Millions	Oct. 31, 2022	Jul. 31, 2022	Oct. 31, 2021
Condensed Income Statements, Captions [Line Items]
Notional amount	$ 592,440		$ 548,617
Interest rate risk [member] | Swaps [member]
Condensed Income Statements, Captions [Line Items]
Notional amount	466,659		453,429
Foreign exchange risk [member] | Cross currency swaps [member]
Condensed Income Statements, Captions [Line Items]
Notional amount	123,988		93,533
Contracts maturing after December 31, 2021 [member]
Condensed Income Statements, Captions [Line Items]
Notional amount	148,122		218,422
Contracts maturing after December 31, 2021 [member] | Interest rate risk [member] | Swaps [member] | US LIBOR [member]
Condensed Income Statements, Captions [Line Items]
Notional amount	113,385		183,399
Contracts maturing after December 31, 2021 [member] | Foreign exchange risk [member] | Swaps [member] | US LIBOR [member]
Condensed Income Statements, Captions [Line Items]
Notional amount	14,694		13,347
Contracts maturing after December 31, 2021 [member] | Foreign exchange risk [member] | Swaps [member] | GBP LIBOR [member]
Condensed Income Statements, Captions [Line Items]
Notional amount			1,694
Contracts maturing after December 31, 2021 [member] | Foreign exchange risk [member] | Cross currency swaps [member] | US LIBOR [member]
Condensed Income Statements, Captions [Line Items]
Notional amount	20,043		18,288
Contracts maturing after December 31, 2021 [member] | Foreign exchange risk [member] | Cross currency swaps [member] | GBP LIBOR [member]
Condensed Income Statements, Captions [Line Items]
Notional amount			$ 1,694
Contracts maturing after June 28, 2024 [member]
Condensed Income Statements, Captions [Line Items]
Notional amount	246,877	$ 221,841
Contracts maturing after June 28, 2024 [member] | Interest rate risk [member] | Swaps [member]
Condensed Income Statements, Captions [Line Items]
Notional amount	135,732	124,403
Contracts maturing after June 28, 2024 [member] | Foreign exchange risk [member] | Swaps [member]
Condensed Income Statements, Captions [Line Items]
Notional amount	54,810	49,196
Contracts maturing after June 28, 2024 [member] | Foreign exchange risk [member] | Cross currency swaps [member]
Condensed Income Statements, Captions [Line Items]
Notional amount	$ 56,335	$ 48,242